VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—0.8%
U.S. Treasury Bonds
4.250%, 2/15/54	$ 655	$ 628
4.625%, 5/15/54(2)	1,635	1,670
4.625%, 2/15/55	395	405
U.S. Treasury Note 4.000%, 2/15/34	415	409
Total U.S. Government Securities (Identified Cost $3,098)		3,112

Foreign Government Securities—4.7%
Arab Republic of Egypt
144A 7.600%, 3/1/29(3)	171	166
144A 7.625%, 5/29/32(3)	414	366
144A 8.500%, 1/31/47(3)	178	141
Benin Government International Bond 144A 7.960%, 2/13/38(3)	131	123
Bolivarian Republic of Venezuela
9.375%, 1/13/34(4)	225	48
RegS 8.250%, 10/13/24(4)(5)	85	14
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	1,800BRL	248
Costa Rica Government
144A 6.550%, 4/3/34(3)	74	76
144A 7.300%, 11/13/54(3)	45	47
Czech Republic Government Bond 1.750%, 6/23/32	7,800CZK	279
Dominican Republic
144A 4.875%, 9/23/32(3)	287	262
144A 6.950%, 3/15/37(3)	115	118
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(3)(4)	166	143
	Par Value(1)	Value

Foreign Government Securities—continued
Federative Republic of Brazil
3.875%, 6/12/30	$ 48	$ 44
6.250%, 3/18/31	45	45
6.000%, 10/20/33	153	148
7.125%, 5/13/54	282	273
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(3)	470	308
Gaci First Investment Co. RegS 4.875%, 2/14/35(5)	245	235
Honduras Government
144A 8.625%, 11/27/34(3)	108	106
RegS 5.625%, 6/24/30(5)	125	111
Hungary Government International Bond 144A 6.250%, 9/22/32(3)	188	196
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(3)	57	50
Kingdom of Bahrain 144A 5.625%, 5/18/34(3)	211	195
Kingdom of Jordan 144A 5.850%, 7/7/30(3)	88	82
Kingdom of Morocco 144A 3.000%, 12/15/32(3)	207	172
Lebanon Government International Bond RegS 7.000%, 3/23/32(4)(5)	207	39
Malaysia Government Bond 2.632%, 4/15/31	1,360MYR	286
Mex Bonos Desarr 7.750%, 11/13/42	7,000MXN	278
Oman Government International Bond 144A 6.750%, 1/17/48(3)	156	163
Republic of Angola
144A 8.000%, 11/26/29(3)	100	91
144A 8.750%, 4/14/32(3)	171	153
Republic of Argentina
0.750%, 7/9/30(6)	877	639
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
5.000%, 1/9/38(6)	$ 79	$ 53
Republic of Armenia 144A 3.600%, 2/2/31(3)	95	81
Republic of Chile
5.650%, 1/13/37	244	248
5.330%, 1/5/54	334	317
Republic of Colombia 8.000%, 11/14/35	674	689
Republic of Ecuador RegS 6.900%, 7/31/30(5)(6)	463	305
Republic of Gabon
144A 6.950%, 6/16/25(3)	42	42
144A 6.625%, 2/6/31(3)	22	18
Republic of Ghana 144A 5.000%, 7/3/29(3)(6)	97	86
Republic of Guatemala
144A 6.600%, 6/13/36(3)	239	241
144A 6.550%, 2/6/37(3)	85	86
RegS 4.875%, 2/13/28(5)	110	107
Republic of Indonesia
2.850%, 2/14/30	310	282
4.750%, 9/10/34	199	192
Republic of Ivory Coast
144A 6.375%, 3/3/28(3)	95	95
144A 6.125%, 6/15/33(3)	200	180
Republic of Kenya
144A 9.750%, 2/16/31(3)	41	41
144A 9.500%, 3/5/36(3)	136	131
Republic of Nigeria
144A 7.143%, 2/23/30(3)	158	148
144A 7.375%, 9/28/33(3)	377	333
Republic of Panama
3.875%, 3/17/28	135	127
	Par Value(1)	Value

Foreign Government Securities—continued
8.000%, 3/1/38	$ 285	$ 298
3.870%, 7/23/60	90	50
Republic of Peru
3.000%, 1/15/34	295	244
5.875%, 8/8/54	85	84
Republic of Philippines
4.750%, 3/5/35	221	213
3.700%, 3/1/41	374	302
Republic of Poland
4.875%, 10/4/33	205	201
5.375%, 2/12/35	332	335
Republic of Serbia 144A 6.500%, 9/26/33(3)	171	178
Republic of South Africa
5.875%, 6/22/30	362	352
8.750%, 2/28/48	6,300ZAR	266
144A 7.100%, 11/19/36(3)	255	250
Republic of Turkiye
7.625%, 4/26/29	185	193
9.125%, 7/13/30	572	637
7.625%, 5/15/34	200	206
6.625%, 2/17/45	178	156
Republic of Zambia
144A 5.750%, 6/30/33(3)(6)	102	91
144A 0.500%, 12/31/53(3)	79	49
Republica Orient Uruguay 4.975%, 4/20/55	151	136
Romania Government International Bond
144A 5.875%, 1/30/29(3)	324	323
144A 7.125%, 1/17/33(3)	153	157
144A 6.375%, 1/30/34(3)	97	94
Saudi International Bond
144A 4.875%, 7/18/33(3)	258	254
144A 4.500%, 10/26/46(3)	745	625

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
State of Qatar 144A 3.750%, 4/16/30(3)	$ 89	$ 86
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(3)	65	64
144A 6.400%, 6/26/34(3)	40	39
RegS 6.400%, 6/26/34(5)	184	181
Ukraine Government Bond
144A 0.000%, 2/1/30(3)(6)	3	2
144A 0.000%, 2/1/34(3)(6)	—(7)	—(7)
144A 1.750%, 2/1/34(3)(6)	15	9
144A 1.750%, 2/1/35(3)(6)	18	10
144A 0.000%, 2/1/36(3)(6)	7	5
144A 1.750%, 2/1/36(3)(6)	5	3
144A 0.000%, 8/1/41(3)(8)	277	228
RegS 0.000%, 2/1/30(5)(6)	8	4
RegS 0.000%, 2/1/34(5)(6)	28	12
RegS 1.750%, 2/1/34(5)(6)	200	118
RegS 0.000%, 2/1/35(5)(6)	224	147
RegS 1.750%, 2/1/35(5)(6)	59	34
RegS 0.000%, 2/1/36(5)(6)	79	52
RegS 1.750%, 2/1/36(5)(6)	7	4
United Mexican States
6.000%, 5/13/30	80	82
3.500%, 2/12/34	443	364
6.350%, 2/9/35	240	241
	Par Value(1)	Value

Foreign Government Securities—continued
6.338%, 5/4/53	$ 205	$ 190
6.400%, 5/7/54	300	279
Uzbekistan International Bond
144A 3.700%, 11/25/30(3)	80	69
144A 6.900%, 2/28/32(3)	144	144
Total Foreign Government Securities (Identified Cost $17,828)		17,508

Mortgage-Backed Securities—8.0%
Agency—1.8%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	806	779
Pool #SD8350 6.000%, 8/1/53	464	474
Pool #SD8382 5.000%, 12/1/53	1,436	1,415
Federal National Mortgage Association
Pool #CB6857 4.500%, 8/1/53	368	355
Pool #FS4438 5.000%, 11/1/52	780	770
Pool #FS7751 4.000%, 3/1/53	1,381	1,296
Pool #FS8791 6.000%, 8/1/54	557	569
Pool #MA4805 4.500%, 11/1/52	819	790
		6,448

Non-Agency—6.2%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(8)	162	155

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(3)	$ 240	$ 239
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(3)	245	233
2021-SFR3, D 144A 2.177%, 10/17/38(3)	260	249
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(3)(8)	360	358
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(8)	287	279
2019-2, A1 144A 3.347%, 4/25/49(3)(8)	109	105
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.609%, 7/15/37(3)(8)	375	371
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	210	212
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.210%, 4/15/37(3)(8)	435	436
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.704%, 3/15/41(3)(8)	303	303
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(3)(8)	825	763
2022-CLS, A 144A 5.760%, 10/13/27(3)	663	670
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.693%) 144A 5.867%, 3/15/30(3)(8)	270	270
	Par Value(1)	Value

Non-Agency—continued
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.932%, 9/15/38(3)(8)	$ 340	$ 342
Chase Home Lending Mortgage Trust
2023-RPL1, A1 144A 3.500%, 6/25/62(3)(8)	211	196
2024-RPL4, A1A 144A 3.375%, 12/25/64(3)(8)	247	222
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(8)	82	74
2016-SH2, M2 144A 3.750%, 12/25/45(3)(8)	285	263
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(8)	354	334
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(8)	128	126
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(3)	350	346
2024-WCL1, B (1 month Term SOFR + 2.590%, Cap N/A, Floor 2.590%) 144A 6.902%, 6/15/41(3)(8)	335	333
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	400	367
2022-1, A 144A 4.744%, 6/17/55(3)(8)	333	334
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(8)	245	220
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(3)(8)	236	212

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(8)	$ 25	$ 24
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(3)(8)	317	323
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(3)(8)	470	472
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(3)	330	318
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(3)(8)	13	12
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(3)(8)	430	439
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.687%, 10/25/29(3)(8)	205	192
2017-3, 2A2 144A 2.500%, 8/25/47(3)(8)	62	54
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust 2024-LGND, A 144A 6.247%, 11/5/39(3)(8)	325	330
MetLife Securitization Trust
2017-1A, M1 144A 3.449%, 4/25/55(3)(8)	241	215
2019-1A, A1A 144A 3.750%, 4/25/58(3)(8)	30	29
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(3)(8)	564	561
2022-NQM2, A1 144A 4.000%, 5/25/67(3)(8)	179	172
2024-NQM2, A1 144A 5.272%, 8/25/69(3)(8)	266	265
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(3)(8)	412	363
	Par Value(1)	Value

Non-Agency—continued
2019-1, M2 144A 3.500%, 10/25/69(3)(8)	$ 354	$ 324
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, A4 3.372%, 10/15/48	247	245
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(3)	445	415
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(8)	29	28
2016-3A, A1 144A 3.750%, 9/25/56(3)(8)	39	37
2016-3A, B1 144A 4.000%, 9/25/56(3)(8)	149	144
2016-4A, A1 144A 3.750%, 11/25/56(3)(8)	17	16
2016-4A, B1A 144A 4.500%, 11/25/56(3)(8)	794	773
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(8)	440	393
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(3)(8)	98	97
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	830	809
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(8)	165	143
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/29(3)(8)	400	405
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(3)	225	228
2024-CNTR, C 144A 6.471%, 11/13/41(3)	330	342
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(8)	56	54
Towd Point Mortgage Trust
2016-4, B1 144A 4.013%, 7/25/56(3)(8)	480	461

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2017-1, M1 144A 3.750%, 10/25/56(3)(8)	$ 385	$ 376
2017-4, A2 144A 3.000%, 6/25/57(3)(8)	610	571
2018-6, A1B 144A 3.750%, 3/25/58(3)(8)	330	317
2018-6, A2 144A 3.750%, 3/25/58(3)(8)	480	441
2019-2, A2 144A 3.750%, 12/25/58(3)(8)	515	470
2019-4, A2 144A 3.250%, 10/25/59(3)(8)	445	403
2021-1, A2 144A 2.750%, 11/25/61(3)(8)	465	392
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	590	579
2020-SFR2, D 144A 2.281%, 11/17/39(3)	660	610
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	185	179
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(3)(8)	320	319
2022-6, A1 144A 4.910%, 6/25/67(3)(8)	214	213
2022-6, A3 144A 4.910%, 6/25/67(3)(8)	450	447
2022-7, A1 144A 5.152%, 7/25/67(3)(8)	448	446
2023-8, A1 144A 6.259%, 12/25/68(3)(8)	251	253
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	37	36
	Par Value(1)	Value

Non-Agency—continued
2022-1, A2 144A 5.850%, 8/25/57(3)(8)	$ 217	$ 217
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(8)	110	95
		23,059

Total Mortgage-Backed Securities (Identified Cost $30,441)		29,507

Asset-Backed Securities—4.5%
Automobiles—1.3%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(3)	39	39
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(3)	462	476
Carvana Auto Receivables Trust 2023-N4, C 144A 6.590%, 2/11/30(3)	485	502
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	530	545
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(3)	550	565
2023-2A, D 144A 6.300%, 2/15/31(3)	450	457
2023-4A, C 144A 6.760%, 3/15/29(3)	412	425

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(3)	$ 425	$ 427
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(3)	410	412
United Auto Credit Securitization Trust 2024-1, C 144A 7.060%, 10/10/29(3)	405	410
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(3)	300	310
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(3)	360	365
		4,933

Consumer Loans—0.2%
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(3)	500	508
Credit Card—0.1%
Mission Lane Credit Card Master Trust 2023-A, A 144A 7.230%, 7/17/28(3)	447	449
Equipment—0.1%
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(3)	290	306
Other—2.8%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	347	360
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	379	369
BHG Securitization Trust
2023-B, A 144A 6.920%, 12/17/36(3)	172	179
	Par Value(1)	Value

Other—continued
2024-1CON, A 144A 5.810%, 4/17/35(3)	$ 236	$ 240
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(3)	375	378
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	167	158
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(3)	219	221
Dext ABS LLC 2023-2, B 144A 6.410%, 5/15/34(3)	405	413
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(3)	85	83
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(3)	572	506
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(3)	457	474
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	172	167
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	517	497
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(3)	301	298
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(3)	350	346
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(3)	360	369
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(3)	168	169
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	467	450

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(3)	$ 545	$ 562
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(3)	425	428
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(3)	365	375
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(3)	510	517
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(3)(8)	234	236
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(3)	495	489
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(3)	354	366
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(3)	365	371
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(3)	369	371
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(3)	359	353
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(3)	249	252
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	552	511
		10,508

Total Asset-Backed Securities (Identified Cost $16,588)		16,704

	Par Value(1)	Value

Corporate Bonds and Notes—12.5%
Communication Services—0.9%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	$ 200	$ 62
Altice France S.A. 144A 5.125%, 1/15/29(3)	300	233
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	145	135
CMG Media Corp. 144A 8.875%, 6/18/29(3)	395	330
CSC Holdings LLC
144A 7.500%, 4/1/28(3)	365	271
144A 11.750%, 1/31/29(3)	250	244
DIRECTV Financing LLC 144A 8.875%, 2/1/30(2)(3)	195	190
Gray Media, Inc. 144A 7.000%, 5/15/27(3)	350	343
Hughes Satellite Systems Corp. 6.625%, 8/1/26	295	239
IHS Holding Ltd. 144A 8.250%, 11/29/31(3)	66	66
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(3)	335	261
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)	255	190
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(3)	490	150
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(3)	35	35
Snap, Inc. 144A 6.875%, 3/1/33(3)	185	187
Telesat Canada 144A 6.500%, 10/15/27(3)	270	123
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	80	82
		3,141

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—0.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(2)	$ 280	$ 277
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)(3)	190	192
Clarios Global LP 144A 6.750%, 2/15/30(2)(3)	5	5
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	192	204
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)(3)	65	69
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(3)	283	271
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	150	155
PetSmart, Inc. 144A 7.750%, 2/15/29(3)	140	136
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(3)	250	250
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	215	205
		1,764

Consumer Staples—0.3%
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)(3)	230	230
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)(3)	225	211
144A 10.750%, 6/30/32(3)	270	231
Pilgrim’s Pride Corp. 6.250%, 7/1/33	230	240
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)(3)	160	160
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(3)	145	144
		1,216

Energy—2.4%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(3)	321	307
	Par Value(1)	Value

Energy—continued
Aker BP ASA 144A 5.125%, 10/1/34(2)(3)	$ 295	$ 283
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	190	202
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)(3)	215	220
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	70	71
BP Capital Markets plc 4.875% (2)(9)	317	304
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	95	98
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)(3)	180	188
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)(3)	185	187
CrownRock LP 144A 5.000%, 5/1/29(3)	170	173
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)(3)	150	148
Ecopetrol S.A. 4.625%, 11/2/31	110	93
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(3)(5)	57	53
Energy Transfer LP Series H 6.500% (2)(9)	350	351
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(3)	467	408
Genesis Energy LP 8.875%, 4/15/30(2)	245	254
Geopark Ltd. 144A 8.750%, 1/31/30(3)	67	66
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	100	102
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(3)	275	294

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
HF Sinclair Corp. 6.250%, 1/15/35(2)	$ 285	$ 291
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(3)(5)	380	382
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(3)	86	81
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(3)	105	107
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(2)	239	277
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)(3)	90	88
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(3)(5)	54	53
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(3)	40	40
Mesquite Energy, Inc. 144A 7.250%, 7/15/25(3)	105	2
Nabors Industries, Inc. 144A 7.375%, 5/15/27(3)	135	135
Occidental Petroleum Corp. 6.200%, 3/15/40	215	218
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	616	527
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(4)	665	96
Petroleos Mexicanos
6.500%, 3/13/27	390	382
8.750%, 6/2/29	80	80
5.950%, 1/28/31	160	136
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	231	218
QatarEnergy 144A 2.250%, 7/12/31(3)	400	344
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(2)(3)	90	93
	Par Value(1)	Value

Energy—continued
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	$ 330	$ 320
Transcanada Trust 5.600%, 3/7/82(2)	305	285
Transocean, Inc.
144A 8.250%, 5/15/29(3)	50	49
144A 8.750%, 2/15/30(3)	160	167
144A 8.500%, 5/15/31(3)	160	158
Venture Global LNG, Inc.
144A 9.000%(2)(3)(9)	100	102
144A 9.875%, 2/1/32(3)	255	279
Western Midstream Operating LP 5.250%, 2/1/50(2)	285	251
YPF S.A. 144A 9.500%, 1/17/31(3)	62	66
		9,029

Financials—4.3%
Acrisure LLC
144A 8.250%, 2/1/29(3)	130	135
144A 6.000%, 8/1/29(3)	135	131
AerCap Ireland Capital DAC 6.950%, 3/10/55(2)	150	155
Allianz SE 144A 6.350%, 9/6/53(2)(3)	200	209
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(2)(8)	275	276
Ally Financial, Inc. 5.543%, 1/17/31(2)	205	206
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	515	417
American Express Co. 5.625%, 7/28/34(2)	208	213
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(3)	158	165
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)(3)	344	296
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(3)	320	310

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(3)	$ 214	$ 212
RegS 3.125%, 7/1/30(5)	73	72
Banco de Credito e Inversiones S.A. 144A 8.750% (3)(9)	83	88
Banco Mercantil del Norte S.A. 144A 6.625% (3)(9)	75	68
Bank of America Corp.
5.288%, 4/25/34(2)	70	71
5.425%, 8/15/35(2)	220	217
Bank of New York Mellon Corp. (The) Series G 4.700% (2)(9)	357	356
Barclays plc 7.437%, 11/2/33(2)	194	218
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(3)	71	68
Blackstone Private Credit Fund 6.000%, 1/29/32(2)	260	260
Block, Inc. 144A 6.500%, 5/15/32(2)(3)	165	168
Blue Owl Finance LLC 3.125%, 6/10/31(2)	250	221
BNSF Funding Trust I 6.613%, 12/15/55(2)	245	245
BPCE S.A. 144A 7.003%, 10/19/34(2)(3)	250	274
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	135	132
Capital One Financial Corp.
2.359%, 7/29/32(2)	180	150
6.377%, 6/8/34(2)	135	143
Charles Schwab Corp. (The) Series H 4.000% (9)	334	299
Chobani Holdco II LLC 144A 8.750%, 10/1/29(3)	5	5
	Par Value(1)	Value

Financials—continued
Citigroup, Inc.
6.270%, 11/17/33(2)	$ 194	$ 207
6.174%, 5/25/34(2)	202	208
Series X 3.875%(2)(9)	170	166
Corebridge Financial, Inc. 6.375%, 9/15/54(2)	321	321
Deutsche Bank AG 5.403%, 9/11/35(2)	220	216
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)(3)	335	328
Embraer Netherlands Finance B.V. 5.980%, 2/11/35	110	112
F&G Annuities & Life, Inc. 6.500%, 6/4/29(2)	180	185
Fifth Third Bancorp 4.337%, 4/25/33(2)	273	259
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	169	191
144A 7.950%, 10/15/54(2)(3)	85	89
Goldman Sachs Group, Inc. (The)
5.851%, 4/25/35(2)	70	73
6.450%, 5/1/36(2)	190	203
Grifols S.A. 144A 4.750%, 10/15/28(3)	245	232
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(2)(3)	276	277
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	255	260
Icon Investments Six DAC 6.000%, 5/8/34(2)	205	212
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)(3)	275	284
JPMorgan Chase & Co. 1.953%, 2/4/32(2)	300	255
KeyCorp 6.401%, 3/6/35(2)	221	236

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	$ 185	$ 177
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(3)	110	102
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(3)	245	241
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	265	262
Morgan Stanley
6.342%, 10/18/33(2)	182	196
5.948%, 1/19/38(2)	123	126
MSCI, Inc. 144A 3.625%, 9/1/30(3)	256	237
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.459%, 4/30/43(2)(8)	270	270
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(3)	225	219
NatWest Group plc 6.475%, 6/1/34(2)	220	229
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(3)	65	66
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(2)	165	167
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	200	209
OneMain Finance Corp. 7.125%, 11/15/31(2)	265	273
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36(2)	285	292
Prudential Financial, Inc.
5.125%, 3/1/52	148	141
6.750%, 3/1/53	120	125
	Par Value(1)	Value

Financials—continued
Reinsurance Group of America, Inc. 6.650%, 9/15/55	$ 220	$ 219
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(3)	250	231
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(3)	200	205
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(2)(3)	130	128
State Street Corp.
6.123%, 11/21/34(2)	70	74
Series I 6.700%(2)(9)	200	204
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(2)	495	477
Toronto-Dominion Bank (The) 8.125%, 10/31/82	239	249
UBS Group AG
144A 9.250%(3)(9)	35	41
144A 4.988%, 8/5/33(2)(3)	289	287
Wells Fargo & Co.
5.389%, 4/24/34(2)	270	273
Series BB 3.900%(2)(9)	325	319
		16,133

Health Care—0.7%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)(3)	285	259
Community Health Systems, Inc.
144A 5.250%, 5/15/30(3)	55	47
144A 4.750%, 2/15/31(3)	285	231
CVS Health Corp. 6.750%, 12/10/54(2)	45	45
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(2)	388	349

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(3)	$ 185	$ 198
HCA, Inc. 5.500%, 6/1/33(2)	229	231
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)(3)	305	326
144A 10.000%, 6/1/32(3)	110	107
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(3)	80	79
Orlando Health Obligated Group 5.475%, 10/1/35(2)	104	108
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(10)	187	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)(3)	170	161
Smith & Nephew plc 5.400%, 3/20/34(2)	220	222
Universal Health Services, Inc. 2.650%, 1/15/32(2)	262	221
		2,584

Industrials—1.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(3)	120	108
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)(3)	417	417
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)(3)	254	245
Boeing Co. (The) 5.930%, 5/1/60(2)	222	213
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(3)	140	142
	Par Value(1)	Value

Industrials—continued
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	$ 130	$ 125
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)(3)	260	248
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	248	221
DP World Ltd. 144A 6.850%, 7/2/37(3)	15	16
Garda World Security Corp. 144A 8.375%, 11/15/32(3)	190	195
Georgian Railway JSC 144A 4.000%, 6/17/28(3)	211	186
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	360	360
Hertz Corp. (The) 144A 4.625%, 12/1/26(3)	340	295
Hexcel Corp. 5.875%, 2/26/35(2)	70	72
Icahn Enterprises LP
6.250%, 5/15/26(2)	97	97
5.250%, 5/15/27(2)	40	39
144A 10.000%, 11/15/29(2)(3)	90	91
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	300	276
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(3)	35	36
Regal Rexnord Corp. 6.400%, 4/15/33(2)	259	269
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	475	402
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37(2)	283	290

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	$ 420	$ 420
		4,763

Information Technology—0.1%
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(2)(3)	40	41
Booz Allen Hamilton, Inc.
5.950%, 8/4/33(2)	135	138
144A 4.000%, 7/1/29(2)(3)	90	85
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(2)(3)	100	101
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)(3)	25	25
		390

Materials—1.0%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(3)	565	328
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	415	396
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	309	313
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	365	369
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(3)	130	137
LSB Industries, Inc. 144A 6.250%, 10/15/28(3)	240	236
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(3)	250	254
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	230	233
OCP S.A.
144A 3.750%, 6/23/31(3)	20	18
144A 6.875%, 4/25/44(3)	114	112
	Par Value(1)	Value

Materials—continued
144A 7.500%, 5/2/54(3)	$ 70	$ 72
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(3)(11)	69	68
Sonoco Products Co. 5.000%, 9/1/34(2)	225	218
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)(3)	190	197
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(3)	382	381
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	209	191
		3,523

Real Estate—0.1%
Office Properties Income Trust 144A 9.000%, 9/30/29(3)	220	186
Safehold GL Holdings LLC 5.650%, 1/15/35(2)	225	224
VICI Properties LP 144A 4.625%, 6/15/25(2)(3)	65	65
		475

Utilities—0.9%
AES Corp. (The) 7.600%, 1/15/55(2)	175	179
CMS Energy Corp. 4.750%, 6/1/50	366	347
Dominion Energy, Inc. Series B 7.000%, 6/1/54(2)	295	311
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(3)	176	194
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	166	188
Entergy Corp. 7.125%, 12/1/54(2)	290	296
Ferrellgas LP
144A 5.375%, 4/1/26(2)(3)	125	125
144A 5.875%, 4/1/29(2)(3)	275	257

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(3)	$ 276	$ 285
Lightning Power LLC 144A 7.250%, 8/15/32(2)(3)	15	16
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(3)	55	55
NGL Energy Operating LLC
144A 8.125%, 2/15/29(3)	55	56
144A 8.375%, 2/15/32(3)	240	244
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)(3)	223	243
Southern California Edison Co. 6.000%, 1/15/34	215	222
Southern Co. (The) Series 2025 6.375%, 3/15/55	265	267
Vistra Corp. 144A 8.000% (2)(3)(9)	190	195
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(3)	30	30
		3,510

Total Corporate Bonds and Notes (Identified Cost $47,791)		46,528

Leveraged Loans—5.0%
Aerospace—0.0%
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.324%, 1/27/32(8)	50	50
	Par Value(1)	Value

Aerospace—continued
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.174%, 2/1/28(8)	$ 142	$ 128
		178

Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.574%, 2/18/30(8)	160	158
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 7.935%, 10/15/28(8)	163	162
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.324%, 12/31/29(8)	94	95
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.553%, 4/3/28(8)	160	160
		575

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 8.438%, 12/29/27(8)	119	118
Madison Safety & Flow LLC (1 month Term SOFR + 3.250%) 7.574%, 9/26/31(8)	134	135

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Durables—continued
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 7.574%, 10/19/29(8)	$ 115	$ 114
		367

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.309%, 7/31/28(8)	145	144
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.829%, 1/31/31(8)	209	196
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.288%, 7/8/31(8)	137	125
Varsity Brands, Inc. 2025 (3 month Term SOFR + 3.500%) 7.819%, 8/26/31(8)	100	100
		565

Energy—0.2%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.353%, 12/30/27(8)	95	95
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(8)	140	141
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.543%, 12/21/28(8)	172	172
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.000%) 7.324%, 5/31/31(8)	34	34
	Par Value(1)	Value

Energy—continued
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 11/6/31(8)	$ 40	$ 40
NGP XI Midstream Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 7.829%, 7/25/31(8)	65	65
Traverse Midstream Partners LLC Tranche B (1 month Term SOFR + 3.000%) 7.291%, 2/16/28(8)	127	127
		674

Financials—0.1%
Acrisure LLC
2024, Tranche B-1 (1 month Term SOFR + 2.750%) 7.074%, 2/15/27(8)	126	126
2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.324%, 11/6/30(8)	114	114
Dynamo U.S. Bidco, Inc. Tranche B (6 month Term SOFR + 4.000%) 8.262%, 9/25/31(8)	35	35
PEX Holdings LLC (3 month Term SOFR + 2.750%) 7.079%, 11/20/31(8)	205	205
		480

Food / Tobacco—0.2%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.574%, 12/23/30(8)	150	150
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(8)	188	48

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—continued
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(8)	$ 95	$ 95
(3-6 month Term SOFR + 4.400%) 8.759% - 8.866%, 8/2/28(8)	82	54
Naked Juice LLC (3 month Term SOFR + 3.100%) 7.429%, 1/24/29(8)	90	54
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.573%, 7/12/29(8)	112	112
Sigma Bidco B.V. Tranche B-12 (5 month Term SOFR + 3.910%) 8.225%, 1/3/28(8)	168	168
		681

Forest Prod / Containers—0.2%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.499%, 4/13/29(8)	225	225
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 0.250%) 4.502%, 2/12/26(8)	201	187
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.309%, 4/15/27(8)	180	180
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.688%, 3/3/28(8)	212	212
		804

Gaming / Leisure—0.3%
Catawba Nation Gaming Authority Tranche B 0.000%, 12/16/31(8)(12)	110	111
	Par Value(1)	Value

Gaming / Leisure—continued
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.079%, 10/31/29(8)	$ 164	$ 164
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.087%, 11/1/29(8)	55	55
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.824%, 4/26/30(8)	148	147
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.829%, 11/12/29(8)	189	185
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.579%, 8/1/30(8)	133	134
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.296%, 4/4/29(8)	224	224
		1,020

Health Care—0.7%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.262% - 7.310%, 5/1/30(8)	150	145
Bausch & Lomb Corp. (3 month Term SOFR + 4.000%) 8.329%, 9/29/28(8)	118	119
CHG Healthcare Services, Inc. (1-3 month Term SOFR + 3.000%) 7.313% - 7.324%, 9/29/28(8)	153	153

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Cotiviti, Inc.
0.000%, 2/13/32(8)(12)	$ 100	$ 99
(1 month Term SOFR + 2.750%) 7.059%, 5/1/31(8)	159	157
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (3 month Term SOFR + 3.250%) 7.513%, 1/27/32(8)	80	80
Financiere Mendel 0.000%, 11/8/30(8)(12)	30	30
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.429%, 10/1/27(8)	180	167
Global Medical Response, Inc. 2024 (3 month Term SOFR + 5.500%) 9.790%, 10/31/28(8)	155	155
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.463%, 11/15/27(8)	300	297
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.679%, 8/19/28(8)	119	116
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(8)(10)	23	7
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.052%, 5/16/31(8)	155	149
Tranche B-2 (3 month Term SOFR + 3.500%) 7.965%, 5/16/31(8)	30	29
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.079%, 7/1/31(8)	40	32
	Par Value(1)	Value

Health Care—continued
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.062%, 4/22/27(8)	$ 155	$ 148
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.579%, 11/3/31(8)	55	55
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.090%, 1/31/29(8)	141	138
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.329%, 9/27/30(8)	203	199
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.802%, 11/20/26(8)	226	197
		2,472

Housing—0.2%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 7.674%, 11/3/28(8)	84	83
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.662%, 4/12/28(8)	169	156
Hunter Douglas Holding B.V. Tranche B-1 (2 month Term SOFR + 3.250%) 7.553%, 1/14/32(8)	157	156
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.167%, 6/6/31(8)	169	165
		560

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—0.7%
Applied Systems, Inc.
2024, Second Lien (1 month Term SOFR + 3.750%) 8.079%, 2/23/32(8)	$ 20	$ 20
Tranche B-1 (1 month Term SOFR + 2.750%) 7.079%, 2/24/31(8)	168	169
BMC Software 2031 0.000%, 7/30/31(8)(12)	80	80
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(8)	212	194
Cloud Software Group, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.079%, 3/21/31(8)	145	145
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.090%, 9/29/28(8)	175	176
Delivery Hero SE Tranche B (2 month Term SOFR + 5.000%) 9.315%, 12/12/29(8)	134	134
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.824%, 8/31/30(8)	183	184
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.074%, 11/15/32(8)	20	20
Tranche B-1 (1 month Term SOFR + 3.000%) 7.324%, 10/9/29(8)	141	141
Icon Parent I
(2 month Term SOFR + 3.000%) 7.315%, 11/13/31(8)	65	65
Second Lien (2 month Term SOFR + 5.000%) 9.315%, 11/12/32(8)	45	46
	Par Value(1)	Value

Information Technology—continued
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.302%, 3/2/28(8)	$ 148	$ 140
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.829%, 4/1/28(8)	125	124
Javelin Buyer, Inc. (3 month Term SOFR + 3.250%) 7.563%, 12/5/31(8)	130	130
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 8.829%, 9/16/30(8)	113	113
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.053%, 3/27/29(8)	75	75
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.324%, 8/31/28(8)	175	176
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.574%, 11/28/28(8)	238	239
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(8)	155	155
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.300%, 2/10/31(8)	235	235
		2,761

Manufacturing—0.3%
Arcline FM Holdings LLC 2024 (3 month Term SOFR + 4.500%) 8.803%, 6/23/28(8)	164	164

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Manufacturing—continued
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.809%, 9/28/28(8)	$ 198	$ 188
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.500%) 7.793%, 10/9/31(8)	95	95
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.563%, 11/4/31(8)	220	221
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.559%, 12/2/31(8)	250	244
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.074%, 3/17/27(8)	128	128
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(8)	144	145
		1,185

Media / Telecom - Broadcasting—0.1%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.423%, 12/1/28(8)	164	147
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.929%, 6/18/29(8)	161	148
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.938%, 1/31/29(8)	184	183
		478

	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—0.2%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.574%, 9/18/30(8)	$ 178	$ 176
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.812%, 1/18/28(8)	331	326
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(8)	208	206
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.934%, 1/31/28(8)	225	220
		928

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.787%, 10/30/30(8)	124	124
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.074%, 10/1/31(8)	45	45
McGraw-Hill Education, Inc. Tranche B (2 month Term SOFR + 3.250%) 7.552%, 8/6/31(8)	137	138
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 8.574%, 5/3/28(8)	77	75
2024, First Lien (1 month Term SOFR + 4.250%) 8.574%, 12/31/31(8)	52	50

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Diversified Media—continued
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.389%, 4/11/29(8)	$ 136	$ 121
		553

Media / Telecom - Telecommunications—0.1%
Numericable U.S. LLC
Tranche B-11 (6 month LIBOR + 2.750%) 7.432%, 7/31/25(8)(13)	247	213
Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(8)(13)	49	43
		256

Media / Telecom - Wireless Communications—0.0%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.938%, 3/2/29(8)	158	144
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.072%, 8/18/30(8)	94	94
Retail—0.2%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.802%, 11/8/32(8)	202	201
EG America LLC Tranche B (3 month Term SOFR + 4.250%) 8.563%, 2/7/28(8)	40	40
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 6.824%, 6/11/31(8)	79	78
	Par Value(1)	Value

Retail—continued
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.840%, 3/3/28(8)	$ 165	$ 152
Protective Industrial Products, Inc. 0.000%, 1/17/32(8)(12)	95	95
		566

Service—0.7%
AAL Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.074%, 7/30/31(8)	35	35
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.293%, 8/16/29(8)	89	90
Allied Universal Holdco LLC 0.000%, 5/12/28(8)(12)	150	150
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.324%, 12/11/28(8)	135	134
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.074%, 5/31/28(8)	109	110
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.864%) 8.188%, 3/31/28(8)	224	225
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 8.074%, 10/11/30(8)	128	129
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.291%, 8/1/29(8)	60	60

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.496%, 1/9/32(8)	$ 35	$ 35
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.308%, 2/1/29(8)	183	183
Grant Thornton Advisors LLC 2025, Tranche B (3 month Term SOFR + 2.750%) 7.055%, 6/2/31(8)	70	70
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.839%, 6/12/30(8)	123	124
Lernen Bidco Ltd. Tranche B-2 (7 month Term SOFR + 4.000%) 8.409%, 10/27/31(8)	110	110
Omnia Partners LLC (3 month Term SOFR + 2.750%) 7.050%, 7/25/30(8)	75	75
Sapphire Bidco B.V. Tranche B-4 (2 month Term SOFR + 2.750%) 7.046%, 5/3/28(8)	124	124
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.706%, 3/4/28(8)	158	136
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.074%, 6/30/28(8)	191	166
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.424%, 11/2/27(8)	262	248
WCG Intermediate Corp. Tranche B 0.000%, 2/25/32(8)(12)	70	69
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.188%, 3/24/28(8)	178	175
		2,448

	Par Value(1)	Value

Transportation - Automotive—0.1%
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.552%, 3/30/27(8)	$ 188	$ 180
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.302%, 10/28/27(8)	160	141
		321

Utilities—0.1%
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(8)(12)	75	75
Waterbridge NDB Operating LLC (2 month Term SOFR + 4.000%) 8.315%, 5/10/29(8)	149	151
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.559%, 1/27/31(8)	115	114
		340

Total Leveraged Loans (Identified Cost $18,812)		18,450

	Shares
Preferred Stocks—0.2%
Financials—0.2%
Capital Farm Credit ACA Series 1 144A, 5.000%(3)	310(14)	302
Truist Financial Corp. Series Q, 5.100%(2)	301(14)	294
		596

Total Preferred Stocks (Identified Cost $613)		596

Common Stocks—109.1%
Communication Services—2.5%
Cellnex Telecom S.A.	258,615	9,213

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Shares	Value

Consumer Discretionary—0.0%
ESC NMG Parent LLC(10)(15)	368	$ —
MYT Holding LLC Class B(10)(15)	22,362	7
West Marine(10)(15)	475	—(7)
		7

Energy—19.6%
Cheniere Energy, Inc.(2)	53,148	12,148
DT Midstream, Inc.(2)	38,280	3,678
Enbridge, Inc.(2)	129,675	5,541
Koninklijke Vopak N.V.	91,073	3,848
ONEOK, Inc.(2)	118,411	11,887
Pembina Pipeline Corp.(2)	160,902	6,255
Targa Resources Corp.(2)	40,289	8,127
TC Energy Corp.(2)	236,029	10,560
Williams Cos., Inc. (The)(2)	184,304	10,723
		72,767

Health Care—0.0%
Endo GUC Trust Class A(10)(15)	7,168	—
Endo, Inc.(15)	1,931	55
Lannett Co., Inc.(10)(15)	3,742	—
		55

Industrials—30.0%
Aena SME S.A.(2)	113,757	25,184
Auckland International Airport Ltd.(2)	2,282,244	10,444
Canadian Pacific Kansas City Ltd.(2)	127,075	9,898
Ferrovial SE	168,635	7,493
Flughafen Zurich AG Registered Shares(2)	43,858	10,792
GEK TERNA S.A.(15)	112,613	2,142
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B	264,200	2,535
Norfolk Southern Corp.(2)	46,073	11,322
Transurban Group	1,049,117	8,607
Union Pacific Corp.	74,132	18,288
Vinci S.A.(2)	40,197	4,625
		111,330

	Shares	Value

Real Estate—6.3%
American Tower Corp.(2)	95,326	$ 19,601
Crown Castle, Inc.(2)	38,965	3,666
		23,267

Utilities—50.7%
Alliant Energy Corp.(2)	100,858	6,508
Ameren Corp.(2)	74,200	7,536
Atmos Energy Corp.(2)	55,345	8,420
CenterPoint Energy, Inc.(2)	132,548	4,557
Duke Energy Corp.(2)	90,952	10,686
E.ON SE(2)	418,889	5,343
EDP S.A.(2)	1,523,728	4,909
Emera, Inc.(2)	114,428	4,576
Entergy Corp.(2)	94,765	8,274
Evergy, Inc.(2)	113,387	7,813
Iberdrola S.A.(2)	375,248	5,418
National Grid plc	850,767	10,450
NextEra Energy, Inc.	290,805	20,406
NiSource, Inc.(2)	249,641	10,188
OGE Energy Corp.(2)	96,736	4,477
Pennon Group plc	982,887	5,195
PG&E Corp.(2)	582,536	9,519
PPL Corp.(2)	178,778	6,295
Redeia Corp. S.A.(2)	276,481	4,948
Sempra (2)	177,328	12,691
Severn Trent plc	125,554	3,964
Southern Co. (The)(2)	73,684	6,616
SSE plc	198,013	3,817
United Utilities Group plc	509,366	6,300
WEC Energy Group, Inc.(2)	88,595	9,452
		188,358

Total Common Stocks (Identified Cost $382,694)		404,997

Total Long-Term Investments—144.8% (Identified Cost $517,865)		537,402

TOTAL INVESTMENTS—144.8% (Identified Cost $517,865)		$537,402
Other assets and liabilities, net—(44.8)%		(166,190)
NET ASSETS—100.0%		$371,212

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $324,760.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to a value of $74,768 or 20.1% of net assets.
(4)	Security in default; no interest payments are being received.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of February 28, 2025.
(7)	Amount is less than $500 (not in thousands).
(8)	Variable rate security. Rate disclosed is as of February 28, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	100% of the income received was in PIK.
(12)	This loan will settle after February 28, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
(13)	At November 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(14)	Value shown as par value.
(15)	Non-income producing.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings†
United States	62%
Spain	9
Canada	8
United Kingdom	6
Netherlands	3
Switzerland	2
New Zealand	2
Other	8
Total	100%
†% of total investments as of February 28, 2025.

The following table summarizes the value of the Fund’s investments as of February 28, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,112	$—	$3,112	$—
Foreign Government Securities	17,508	—	17,508	—
Mortgage-Backed Securities	29,507	—	29,507	—
Asset-Backed Securities	16,704	—	16,704	—
Corporate Bonds and Notes	46,528	—	46,528	—(1)
Leveraged Loans	18,450	—	18,443	7
Equity Securities:
Preferred Stocks	596	—	596	—
Common Stocks	404,997	272,298	132,692	7(1)
Total Investments	$537,402	$272,298	$265,090	$14

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $48 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended February 28, 2025.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
Note 1. Security Valuation
The Fund’s Board of Directors has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.